EMPLOYEE RETIREMENT PLANS	12 Months Ended
Dec. 31, 2020
Management Plans - Capital Resources
NOTE 12. - EMPLOYEE RETIREMENT PLANS

NOTE 12. - EMPLOYEE RETIREMENT PLANS

Simple IRA Plan - Through December 31, 2012, the Company offered a simple IRA plan as a retirement plan for eligible employees who earned at least $5,000 of annual compensation. Eligible employees could elect to contribute a percentage of their compensation up to a maximum of $11,500. The accrued liability for the simple IRA plan, including interest, was $264,675 and $254,348, as of December 31, 2020 and 2019, respectively.

401(k) Plan - Effective January 1, 2013, the Company began offering a defined contribution 401(k) plan in place of the simple IRA plan. For 2020, 401(k) employee contribution limits are $19,500 plus a catch-up contribution for those over age 50 of $6,500. The Company can elect to make a discretionary contribution to the Plan. No discretionary contribution was approved for 2020 or 2019.